Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Generating Units to be Retired

Plant	Gross Investment	Accumulated Depreciation	Net Investment	Accelerated Depreciation Regulatory Asset		Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
	(dollars in millions)
Oklaunion Power Station	$106.7	$86.6	$20.1	$27.4	(a)	$3.2	$5.1	2020	27 years
Dolet Hills Power Station	338.9	194.2	144.7	—	(b)	5.8	23.6	2026	27 years

(a)
In October 2018, PSO changed depreciation rates to utilize the 2020 end-of-life and defer depreciation expense to a regulatory asset for the amount in excess of the previously OCC-approved depreciation rates for Oklaunion Power Station. See “2018 Oklahoma Base Rate Case” section of Note 4 for additional information.

(b)
Beginning in January 2020, SWEPCo began recording a regulatory asset for accelerated depreciation.

Regulatory Assets

	AEP
	December 31,		Remaining Recovery Period
	2019	2018
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$44.7	$101.7	1 year
Under-recovered Fuel Costs - does not earn a return	48.2	48.4	1 year
Total Current Regulatory Assets	$92.9	$150.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$35.2	$50.3
Kentucky Deferred Purchased Power Expenses	30.2	14.5
Oklaunion Power Station Accelerated Depreciation	27.4	5.5
Other Regulatory Assets Pending Final Regulatory Approval	0.7	9.3
Total Regulatory Assets Currently Earning a Return	93.5	79.6
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	30.1	35.3
Vegetation Management Program - AEP Texas (a)	29.4	—
Cook Plant Study Costs	7.6	—
Storm-Related Costs (b)	7.2	152.4
Asset Retirement Obligation - Louisiana	7.2	5.3
Other Regulatory Assets Pending Final Regulatory Approval	6.7	15.4
Total Regulatory Assets Currently Not Earning a Return	88.2	208.4

Total Regulatory Assets Pending Final Regulatory Approval (c)	181.7	288.0

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	690.5	680.9	23 years
Plant Retirement Costs - Asset Retirement Obligation Costs	87.4	64.3	21 years
Meter Replacement Costs	65.4	74.4	8 years
Environmental Control Projects	41.0	43.4	21 years
Cook Plant Uprate Project	32.6	35.0	14 years
Ohio Distribution Decoupling	31.4	12.3	2 years
Advanced Metering System	26.5	45.3	2 years
Storm-Related Costs	21.3	31.1	3 years
Mitchell Plant Transfer - West Virginia	16.2	17.0	21 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	15.1	16.1	15 years
Cook Plant Turbine	13.4	15.8	19 years
Ohio Capacity Deferral	—	57.8
Other Regulatory Assets Approved for Recovery	48.4	46.1	various
Total Regulatory Assets Currently Earning a Return	1,089.2	1,139.5

Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	1,309.8	1,326.6	11 years
Unamortized Loss on Reacquired Debt	129.0	134.2	29 years
Unrealized Loss on Forward Commitments	106.8	104.6	13 years
Cook Plant Nuclear Refueling Outage Levelization	63.8	37.5	3 years
Vegetation Management - West Virginia	43.6	26.6	2 years
Postemployment Benefits	34.2	35.6	4 years
Plant Retirement Costs - Asset Retirement Obligation Costs	28.8	21.6	23 years
Medicare Subsidy	23.2	27.9	5 years
Peak Demand Reduction/Energy Efficiency	18.6	31.9	7 years
PJM/SPP Annual Formula Rate True Up	7.3	22.0	2 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	—	20.1
Other Regulatory Assets Approved for Recovery	122.8	94.3	various
Total Regulatory Assets Currently Not Earning a Return	1,887.9	1,882.9

Total Regulatory Assets Approved for Recovery	2,977.1	3,022.4

Total Noncurrent Regulatory Assets	$3,158.8	$3,310.4

(a)
Includes $26 million of deferred expenses from a stipulation and settlement agreement filed in February 2020. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(b)
In September 2019, AEP Texas securitized $235 million of storm-related costs. As a result of the securitization, the regulatory asset balance was transferred to Securitized Assets on the balance sheets. See “Texas Storm Cost Securitization” section of Note 4 - Rate Matters for additional information.

(c)
In 2015, APCo recorded a $91 million reduction, before cost of removal which was $11 million and $20 million as of December 31, 2019 and 2018, respectively, to Accumulated Depreciation and Amortization related to the remaining net book value of coal plants retired in 2015, primarily related to APCo’s Virginia jurisdiction. The net book value of these plants at the retirement date was $93 million before cost of removal, including materials and supplies inventory. Based on management’s interpretation of Virginia law and more certainty regarding APCo’s triennial revenues, expenses and resulting earnings upon reaching the end of the three-year review period, APCo recorded a pretax expense of $93 million related to its previously retired coal-fired generation assets. This expense is included in Asset Impairments and Other Related Charges on the statements of income.

APCo is currently in the process of retiring and replacing its Virginia jurisdictional Automated Meter Reading (AMR) meters with Advanced Metering Infrastructure (AMI) meters. As of December 31, 2019, APCo has approximately $51 million of Virginia jurisdictional AMR meters recorded in Total Property, Plant and Equipment - Net on its balance sheets. APCo intends to pursue full recovery of these assets through future depreciation rates.

	AEP Texas
	December 31,		Remaining Recovery Period
Regulatory Assets:	2019	2018
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Vegetation Management Program (a)	$29.4	$—
Storm-Related Costs (b)	—	152.4
Other Regulatory Assets Pending Final Regulatory Approval	1.4	0.2
Total Regulatory Assets Pending Final Regulatory Approval	30.8	152.6

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	35.2	40.1	8 years
Advanced Metering System	26.5	45.3	2 years
Total Regulatory Assets Currently Earning a Return	61.7	85.4
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	172.0	176.9	11 years
Unamortized Loss on Reacquired Debt	6.4	6.0	18 years
Other Regulatory Assets Approved for Recovery	9.7	9.1	various
Total Regulatory Assets Currently Not Earning a Return	188.1	192.0

Total Regulatory Assets Approved for Recovery	249.8	277.4

Total Noncurrent Regulatory Assets	$280.6	$430.0

(a)
Includes $26 million of deferred expenses from a stipulation and settlement agreement filed in February 2020. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(b)
In September 2019, AEP Texas securitized $235 million of storm-related costs. As a result of the securitization, the regulatory asset balance was transferred to Securitized Assets on the balance sheets. See “Texas Storm Cost Securitization” section of Note 4 - Rate Matters for additional information.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2019	2018
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$3.0	$—	1 Year
Total Current Regulatory Assets	$3.0	$—

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Study Costs	$7.6	$—
Other Regulatory Assets Pending Final Regulatory Approval	0.1	3.3
Total Regulatory Assets Pending Final Regulatory Approval	7.7	3.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	214.9	232.2	9 years
Cook Plant Uprate Project	32.6	35.0	14 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	15.1	16.1	15 years
Cook Plant Turbine	13.4	15.8	19 years
Rockport Plant Dry Sorbent Injection System - Indiana	10.2	11.5	8 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	5.4	5.7	19 years
Other Regulatory Assets Approved for Recovery	4.8	2.4	various
Total Regulatory Assets Currently Earning a Return	296.4	318.7
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	67.5	84.9	11 years
Cook Plant Nuclear Refueling Outage Levelization	63.8	37.5	3 years
Unamortized Loss on Reacquired Debt	17.2	18.7	29 years
Postemployment Benefits	7.2	6.5	4 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	—	20.1
Other Regulatory Assets Approved for Recovery	22.3	22.8	various
Total Regulatory Assets Currently Not Earning a Return	178.0	190.5

Total Regulatory Assets Approved for Recovery	474.4	509.2

Total Noncurrent Regulatory Assets	$482.1	$512.5

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2019	2018
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs, Virginia - earns a return	$36.8	$82.4	1 year
Under-recovered Fuel Costs, West Virginia - does not earn a return	5.7	17.2	1 year
Total Current Regulatory Assets	$42.5	$99.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$0.5	$9.0
Total Regulatory Assets Currently Earning a Return	0.5	9.0
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	30.1	35.3
Other Regulatory Assets Pending Final Regulatory Approval	—	0.6
Total Regulatory Assets Currently Not Earning a Return	30.1	35.9

Total Regulatory Assets Pending Final Regulatory Approval (a)	30.6	44.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	86.4	85.3	24 years
Other Regulatory Assets Approved for Recovery	0.5	1.2	various
Total Regulatory Assets Currently Earning a Return	86.9	86.5
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	160.8	172.2	11 years
Unamortized Loss on Reacquired Debt	85.5	89.3	23 years
Vegetation Management Program - West Virginia	43.6	26.6	2 years
Peak Demand Reduction/Energy Efficiency	19.5	19.7	7 years
Postemployment Benefits	15.9	18.0	4 years
Virginia Generation Rate Adjustment Clause	5.1	10.3	2 years
Other Regulatory Assets Approved for Recovery	9.3	8.3	various
Total Regulatory Assets Currently Not Earning a Return	339.7	344.4

Total Regulatory Assets Approved for Recovery	426.6	430.9

Total Noncurrent Regulatory Assets	$457.2	$475.8

(a)
In 2015, APCo recorded a $91 million reduction, before cost of removal which was $11 million and $20 million as of December 31, 2019 and 2018, respectively, to Accumulated Depreciation and Amortization related to the remaining net book value of coal plants retired in 2015, primarily related to APCo’s Virginia jurisdiction. The net book value of these plants at the retirement date was $93 million before cost of removal, including materials and supplies inventory. Based on management’s interpretation of Virginia law and more certainty regarding APCo’s triennial revenues, expenses and resulting earnings upon reaching the end of the three-year review period, APCo recorded a pretax expense of $93 million related to its previously retired coal-fired generation assets. This expense is included in Asset Impairments and Other Related Charges on the statements of income.

APCo is currently in the process of retiring and replacing its Virginia jurisdictional Automated Meter Reading (AMR) meters with Advanced Metering Infrastructure (AMI) meters. As of December 31, 2019, APCo has approximately $51 million of Virginia jurisdictional AMR meters recorded in Total Property, Plant and Equipment - Net on its balance sheets. APCo intends to pursue full recovery of these assets through future depreciation rates.

	SWEPCo
	December 31,		Remaining Recovery Period
	2019	2018
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return (a)	$4.9	$18.8	1 year
Total Current Regulatory Assets	$4.9	$18.8

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant, Louisiana	$35.2	$50.3
Other Regulatory Assets Pending Final Regulatory Approval	0.2	0.3
Total Regulatory Assets Currently Earning a Return	35.4	50.6
Regulatory Assets Currently Not Earning a Return
Asset Retirement Obligation - Louisiana	7.2	5.3
Rate Case Expense - Texas	1.0	4.9
Other Regulatory Assets Pending Final Regulatory Approval	2.7	3.6
Total Regulatory Assets Currently Not Earning a Return	10.9	13.8

Total Regulatory Assets Pending Final Regulatory Approval	46.3	64.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant, Arkansas	15.1	—	23 years
Environmental Controls Projects	13.2	14.2	13 years
Other Regulatory Assets Approved for Recovery	8.9	7.2	various
Total Regulatory Assets Currently Earning a Return	37.2	21.4
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	102.6	108.4	11 years
Plant Retirement Costs - Unrecovered Plant, Texas	16.6	17.1	22 years
Unamortized Loss on Reacquired Debt	6.6	7.4	24 years
Rate Case Expense - Arkansas	5.2	0.8	5 years
Other Regulatory Assets Approved for Recovery	7.9	11.3	various
Total Regulatory Assets Currently Not Earning a Return	138.9	145.0

Total Regulatory Assets Approved for Recovery	176.1	166.4

Total Noncurrent Regulatory Assets	$222.4	$230.8

(a)
December 31, 2019 amount includes Arkansas jurisdiction. December 31, 2018 amount includes Arkansas and Louisiana jurisdictions.

	AEPTCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2019	2018
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets approved for recovery:

Regulatory Assets Currently Not Earning a Return
PJM/SPP Annual Formula Rate True Up	$4.2	$12.9	2 years
Total Regulatory Assets Approved for Recovery	4.2	12.9

Total Noncurrent Regulatory Assets	$4.2	$12.9

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2019	2018
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$—	$0.4
Total Current Regulatory Assets	$—	$0.4

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Other Regulatory Assets Pending Final Regulatory Approval	$0.1	$1.0
Total Regulatory Assets Pending Final Regulatory Approval	0.1	1.0

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Distribution Decoupling	31.4	12.3	2 years
Ohio Capacity Deferral	—	57.8
Other Regulatory Assets Approved for Recovery	—	0.9
Total Regulatory Assets Currently Earning a Return	31.4	71.0
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	167.3	181.5	11 years
Unrealized Loss on Forward Commitments	103.6	100.2	13 years
Smart Grid Costs	13.7	8.1	2 years
Distribution Investment Rider	10.9	—	2 years
Postemployment Benefits	7.6	7.9	4 years
Unamortized Loss on Reacquired Debt	5.3	6.5	19 years
Other Regulatory Assets Approved for Recovery	11.9	11.3	various
Total Regulatory Assets Currently Not Earning a Return	320.3	315.5

Total Regulatory Assets Approved for Recovery	351.7	386.5

Total Noncurrent Regulatory Assets	$351.8	$387.5

	PSO
	December 31,		Remaining Recovery Period
	2019	2018
Regulatory Assets:	(in millions)

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Oklaunion Power Station Accelerated Depreciation	$27.4	$5.5
Total Regulatory Assets Currently Earning a Return	27.4	5.5
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs	7.2	—
Other Regulatory Assets Pending Final Regulatory Approval	—	0.5
Total Regulatory Assets Currently Not Earning a Return	7.2	0.5

Total Regulatory Assets Pending Final Regulatory Approval	34.6	6.0

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	167.0	153.4	21 years
Meter Replacement Costs	30.2	34.3	8 years
Environmental Control Projects	27.8	29.2	21 years
Storm-Related Costs	21.3	31.1	3 years
Red Rock Generating Facility	8.4	8.6	37 years
Other Regulatory Assets Approved for Recovery	0.6	0.5	various
Total Regulatory Assets Currently Earning a Return	255.3	257.1
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	73.4	84.3	11 years
Unamortized Loss on Reacquired Debt	6.5	4.3	15 years
Peak Demand Reduction/Energy Efficiency	—	6.3
Other Regulatory Assets Approved for Recovery	5.4	11.0	various
Total Regulatory Assets Currently Not Earning a Return	85.3	105.9

Total Regulatory Assets Approved for Recovery	340.6	363.0

Total Noncurrent Regulatory Assets	$375.2	$369.0

Regulatory Liabilities

	SWEPCo
	December 31,		Remaining Refund Period
	2019	2018
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return (a)	$13.6	$11.1	1 year
Total Current Regulatory Liabilities	$13.6	$11.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (b)
Excess ADIT Associated with Certain Depreciable Property	$297.0	$280.1
Excess ADIT that is Not Subject to Rate Normalization Requirements	22.7	26.9
Total Regulatory Liabilities Pending Final Regulatory Determination	319.7	307.0

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	453.4	437.8	(c)
Other Regulatory Liabilities Approved for Payment	2.8	2.5	various
Total Regulatory Liabilities Currently Paying a Return	456.2	440.3
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	6.0	2.5	2 years
Deferred Investment Tax Credits	3.1	4.5	12 years
Other Regulatory Liabilities Approved for Payment	1.7	2.4	various
Total Regulatory Liabilities Currently Not Paying a Return	10.8	9.4
Income Tax Related Regulatory Liabilities (b)
Excess ADIT Associated with Certain Depreciable Property	339.4	370.5	(d)
Excess ADIT that is Not Subject to Rate Normalization Requirements	27.8	54.3	1 year
Income Taxes Subject to Flow Through	(261.6)	(258.5)	28 years
Total Income Tax Related Regulatory Liabilities	105.6	166.3

Total Regulatory Liabilities Approved for Payment	572.6	616.0

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$892.3	$923.0

(a)	December 31, 2019 amount includes Texas and Louisiana jurisdictions. December 31, 2018 amount includes Texas jurisdiction.

(b)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(c)	Relieved as removal costs are incurred.
(d)
Refunded using ARAM.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2019	2018
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs, Michigan - pays a return	$—	$4.5
Over-recovered Fuel Costs, Indiana - does not pay a return	6.1	22.9	1 year
Total Current Regulatory Liabilities	$6.1	$27.4

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$—	$125.0
Excess ADIT that is Not Subject to Rate Normalization Requirements	—	40.6
Total Regulatory Liabilities Pending Final Regulatory Determination	—	165.6

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	166.7	182.5	(b)
Other Regulatory Liabilities Approved for Payment	0.3	—	various
Total Regulatory Liabilities Currently Paying a Return	167.0	182.5
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	1,236.0	828.5	(c)
Spent Nuclear Fuel	43.6	42.9	(c)
Deferred Investment Tax Credits	25.8	29.4	20 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	17.0	—	2 years
PJM Transmission Enhancement Refund	11.8	29.1	6 years
Deferred Gain on Sale of Rockport Unit 2	10.9	—	3 years
Other Regulatory Liabilities Approved for Payment	24.9	24.0	various
Total Regulatory Liabilities Currently Not Paying a Return	1,370.0	953.9
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	470.9	362.0	(d)
Excess ADIT that is Not Subject to Rate Normalization Requirements	184.5	192.6	5 years
Income Taxes Subject to Flow Through	(301.0)	(282.1)	19 years
Total Income Tax Related Regulatory Liabilities	354.4	272.5

Total Regulatory Liabilities Approved for Payment	1,891.4	1,408.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,891.4	$1,574.5

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.
(d)
Refunded using ARAM.

	AEP
	December 31,		Remaining
	2019	2018	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$77.5	$35.7	1 year
Over-recovered Fuel Costs - does not pay a return	9.1	22.9	1 year
Total Current Regulatory Liabilities	$86.6	$58.6

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$0.2	$0.2
Total Regulatory Liabilities Currently Not Paying a Return	0.2	0.2
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	571.8	1,025.3	(b)
Excess ADIT that is Not Subject to Rate Normalization Requirements	291.0	695.0	(c) (g)
Total Income Tax Related Regulatory Liabilities	862.8	1,720.3

Total Regulatory Liabilities Pending Final Regulatory Determination	863.0	1,720.5

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,876.7	2,742.8	(d)
Ohio Basic Transmission Cost Rider	37.2	68.8	2 years
Excess Earnings	8.3	8.9	34 years
Deferred Investment Tax Credits	6.2	8.7	41 years
Other Regulatory Liabilities Approved for Payment	6.1	8.9	various
Total Regulatory Liabilities Currently Paying a Return	2,934.5	2,838.1
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	1,236.0	828.5	(e)
Deferred Investment Tax Credits	215.3	204.9	43 years
PJM Transmission Enhancement Refund	67.3	164.2	6 years
Transition and Restoration Charges - Texas	50.5	46.0	10 years
Spent Nuclear Fuel	43.6	42.9	(e)
Ohio Enhanced Service Reliability Plan	29.7	43.1	2 years
Virginia Transmission Rate Adjustment Clause	28.1	11.3	2 years
Deferred Gain on Sale of Rockport Unit 2	27.2	—	3 years
Peak Demand Reduction/Energy Efficiency	23.0	17.5	2 years
Unrealized Gain on Forward Commitments	17.7	45.9	5 years
Other Regulatory Liabilities Approved for Payment	70.0	73.5	various
Total Regulatory Liabilities Currently Not Paying a Return	1,808.4	1,477.8
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	3,303.0	2,925.7	(f)
Excess ADIT that is Not Subject to Rate Normalization Requirements	890.5	864.3	17 years
Income Taxes Subject to Flow Through	(1,341.8)	(1,286.1)	56 years
Total Income Tax Related Regulatory Liabilities	2,851.7	2,503.9

Total Regulatory Liabilities Approved for Payment	7,594.6	6,819.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$8,457.6	$8,540.3

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)
Includes $275 million that will be refunded using ARAM upon receiving an order in the 2019 Texas Base Rate Case. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(c)	Includes $71 million from a stipulation and settlement agreement filed in February 2020. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(d)	Relieved as removal costs are incurred.

(e)	Relieved when plant is decommissioned.
(f)
Refunded using ARAM.

	PSO
	December 31,		Remaining Refund Period
	2019	2018
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$63.9	$20.1	1 year
Total Current Regulatory Liabilities	$63.9	$20.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$286.8	$276.8	(b)
Total Regulatory Liabilities Currently Paying a Return	286.8	276.8
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	51.5	51.5	25 years
Other Regulatory Liabilities Approved for Payment	4.7	2.5	various
Total Regulatory Liabilities Currently Not Paying a Return	56.2	54.0
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	405.8	415.2	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	96.3	126.4	5 years
Income Taxes Subject to Flow Through	(7.9)	(7.7)	24 years
Total Income Tax Related Regulatory Liabilities	494.2	533.9

Total Regulatory Liabilities Approved for Payment	837.2	864.7

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$837.2	$864.7

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.
(c)
Refunded using ARAM.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2019	2018
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$—	$268.2
Excess ADIT that is Not Subject to Rate Normalization Requirements	—	283.7
Total Regulatory Liabilities Pending Final Regulatory Determination	—	551.9

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	635.3	618.3	(b)
Deferred Investment Tax Credits	0.5	1.0	41 years
Total Regulatory Liabilities Currently Paying a Return	635.8	619.3
Regulatory Liabilities Currently Not Paying a Return
Virginia Transmission Rate Adjustment Clause	28.1	11.3	2 years
PJM Transmission Enhancement Refund	19.5	47.7	6 years
Unrealized Gain on Forward Commitments	9.3	34.7	5 years
Consumer Rate Relief - West Virginia	5.4	8.8	1 year
Other Regulatory Liabilities Approved for Payment	3.3	3.9	various
Total Regulatory Liabilities Currently Not Paying a Return	65.6	106.4
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	718.9	453.5	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	210.7	84.5	9 years
Income Taxes Subject to Flow Through	(362.3)	(365.9)	23 years
Total Income Tax Related Regulatory Liabilities	567.3	172.1

Total Regulatory Liabilities Approved for Payment	1,268.7	897.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,268.7	$1,449.7

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.
(c)
Refunded using ARAM.

	AEPTCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2019	2018
	(in millions)
Noncurrent Regulatory Liabilities
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$—	$73.9
Excess ADIT that is Not Subject to Rate Normalization Requirements	—	4.5
Total Regulatory Liabilities Pending Final Regulatory Determination	—	78.4

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	141.0	99.5	(b)
Total Regulatory Liabilities Currently Paying a Return	141.0	99.5
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	535.7	453.4	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	(35.4)	(28.5)	9 years
Income Taxes Subject to Flow Through	(100.4)	(81.5)	44 years
Total Income Tax Related Regulatory Liabilities	399.9	343.4

Total Regulatory Liabilities Approved for Payment	540.9	442.9

Total Noncurrent Regulatory Liabilities	$540.9	$521.3

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	AEP Texas
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2019	2018
	(in millions)
Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$274.9	$277.1	(b)
Excess ADIT that is Not Subject to Rate Normalization Requirements	87.1	141.4	(c)
Total Regulatory Liabilities Pending Final Regulatory Determination	362.0	418.5

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	689.6	645.2	(d)
Excess Earnings	5.8	6.3	12 years
Advanced Metering Infrastructure Surcharge	4.3	8.5	1 year
Total Regulatory Liabilities Currently Paying a Return	699.7	660.0
Regulatory Liabilities Currently Not Paying a Return
Transition and Restoration Charges	50.5	46.0	10 years
Deferred Investment Tax Credits	9.6	10.8	43 years
Other Regulatory Liabilities Approved for Payment	4.8	—	various
Total Regulatory Liabilities Currently Not Paying a Return	64.9	56.8
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	236.5	251.8	(e)
Income Taxes Subject to Flow Through	(46.2)	(42.8)	13 years
Total Income Tax Related Regulatory Liabilities	190.3	209.0

Total Regulatory Liabilities Approved for Payment	954.9	925.8

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,316.9	$1,344.3

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Will be refunded using ARAM upon receiving an order in the 2019 Texas Base Rate Case. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(c)	Includes $71 million from a stipulation and settlement agreement filed in February 2020. See “2019 Texas Base Rate Case” section of Note 4 - Rate Matters for additional information.

(d)	Relieved as removal costs are incurred.

(e)	Refunded using ARAM.

	OPCo
	December 31,		Remaining Refund Period
	2019	2018
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$2.8	$—	1 year
Total Current Regulatory Liabilities	$2.8	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$0.2	$0.2
Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	446.3	436.6	(b)
Ohio Basic Transmission Cost Rider	37.2	68.8	2 years
Other Regulatory Liabilities Approved for Payment	1.3	0.4	various
Total Regulatory Liabilities Currently Paying a Return	484.8	505.8
Regulatory Liabilities Currently Not Paying a Return
Ohio Enhanced Service Reliability Plan	29.7	43.1	2 years
PJM Transmission Enhancement Refund	29.4	71.3	6 years
Peak Demand Reduction/Energy Efficiency	19.7	14.9	2 years
Distribution Investment Rider	—	7.8
Other Regulatory Liabilities Approved for Payment	2.9	11.3	various
Total Regulatory Liabilities Currently Not Paying a Return	81.7	148.4
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	341.6	350.5	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	252.3	279.1	9 years
Income Taxes Subject to Flow Through	(69.7)	(62.8)	28 years
Total Income Tax Related Regulatory Liabilities	524.2	566.8

Total Regulatory Liabilities Approved for Payment	1,090.7	1,221.0

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,090.9	$1,221.2

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.
(c)
Refunded using ARAM.